UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22942

PMF TEI Fund, L.P.
(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027
 (Address of principal executive offices)         (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
PMF TEI Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/17

Date of reporting period: 06/30/17

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

PMF TEI Fund, L.P.
Statement of Assets, Liabilities and Partners’ Capital	1
Statement of Operations	2
Statements of Changes in Partners’ Capital	3
Statement of Cash Flows	4
Notes to Financial Statements	5
Supplemental Information	11
Privacy Policy	13

The Endowment PMF Master Fund, L.P.
Statement of Assets, Liabilities and Partners’ Capital	15
Schedule of Investments	16
Statement of Operations	21
Statements of Changes in Partners’ Capital	22
Statement of Cash Flows	23
Notes to Financial Statements	24
Supplemental Information	36
Privacy Policy	38

PMF TEI FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
June 30, 2017
(Unaudited)

Assets
Investment in the Offshore Fund, at fair value	$243,671,788
Receivable from the Offshore Fund	12,113,712
Total assets	255,785,500
Liabilities and Partners’ Capital
Withdrawals payable	12,113,712
Servicing Fees payable	256,312
Accounts payable and accrued expenses	300,724
Total liabilities	12,670,748
Partners’ capital	243,114,752
Total liabilities and partners’ capital	$255,785,500

See accompanying notes to financial statements.

PMF TEI FUND, L.P.
(A Limited Partnership)

Statement of Operations
Six Months Ended June 30, 2017
(Unaudited)

Net investment income allocated from the Offshore Fund:
Dividend income (net of foreign tax withholding of $48,048)	$1,570,379
Interest income	223,936
Expenses	(1,717,750)
Net investment income allocated from the Offshore Fund	76,565
Expenses of the TEI Fund:
Servicing Fees	512,790
Professional fees	56,858
Other expenses	69,713
Total expenses of the TEI Fund	639,361
Net investment loss of the TEI Fund	(562,796)
Net realized and unrealized gain (loss) from investments
Net realized gain (loss) from investments allocated from the Offshore Fund	7,996,099
Change in unrealized appreciation/depreciation from investments allocated from the Offshore Fund	25,699
Net realized and unrealized gain (loss) from investments	8,021,798
Net increase in partners’ capital resulting from operations	$7,459,002

See accompanying notes to financial statements.

PMF TEI FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Year Ended December 31, 2016 and
Six Months Ended June 30, 2017 (Unaudited)

Partners’ capital at December 31, 2015	$307,899,703
Contributions	—
Withdrawals	(40,593,238)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(2,162,440)
Net realized gain from investments allocated from the Master Fund	28,706,850
Change in unrealized appreciation/depreciation from investments allocated from the Master Fund	(26,954,912)
Net decrease in partners’ capital resulting from operations	(410,502)
Partners’ capital at December 31, 2016	$266,895,963
Withdrawals	(31,240,213)
Net increase in partners’ capital resulting from operations:
Net investment loss	(562,796)
Net realized gain from investments allocated from the Master Fund	7,996,099
Change in unrealized appreciation/depreciation from investments allocated from the Master Fund	25,699
Net increase in partners’ capital resulting from operations	7,459,002
Partners’ capital at June 30, 2017	$243,114,752

See accompanying notes to financial statements.

PMF TEI FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows
Six Months Ended June 30, 2017
(Unaudited)

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$7,459,002
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized and unrealized gain from investments allocated from the Offshore Fund	(8,021,798)
Net investment income allocated from the Offshore Fund	(76,565)
Redemptions from the Offshore Fund	31,912,503
Change in operating assets and liabilities:
Receivable from the Offshore Fund	(12,113,712)
Servicing Fees payable	(11,929)
Accounts payable and accrued expenses	(21,000)
Net cash provided by operating activities	19,126,501
Cash flows from financing activities:
Withdrawals	(19,126,501)
Net cash used in financing activities	(19,126,501)
Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$—

See accompanying notes to financial statements.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
June 30, 2017
(Unaudited)

(1)	ORGANIZATION

PMF TEI Fund, L.P. (the “TEI Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on March 31, 2014, is a non-diversified, closed-end management investment company. The TEI Fund was created to serve as a feeder fund for PMF TEI Offshore Fund, Ltd. (the “Offshore Fund”), which in turn is a feeder fund for The Endowment PMF Master Fund, L.P. (the “Master Fund”). There are currently three feeder funds (the “Feeder Funds”). For convenience, reference to the TEI Fund may include the Offshore Fund and Master Fund, as the context requires.

The TEI Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings. The Master Fund’s financial statements, Schedule of Investments and notes to financial statements included elsewhere in this report, should be read in conjunction with this report. The Offshore Fund serves solely as an intermediary for the TEI Fund’s investment in the Master Fund. The percentage of the Master Fund’s partnership interests indirectly owned by the TEI Fund on June 30, 2017, was 30.70%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the TEI Fund, the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the TEI Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the TEI Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the TEI Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the TEI Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the TEI Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the TEI Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the TEI Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the TEI Fund’s organizational documents, the TEI Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the TEI Fund. In the normal course of business, the TEI Fund enters into contracts with service providers, which also provide for indemnifications by the TEI Fund. The TEI Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the TEI Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the TEI Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the TEI Fund and the results of its operations. The TEI Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies”.

(b)	CASH EQUIVALENTS

The TEI Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The TEI Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Offshore Fund.

The TEI Fund records investment transactions on a trade-date basis.

Investments that are held by the TEI Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d)	INVESTMENT VALUATION

The valuation of the TEI Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the TEI Fund’s investments is calculated by UMB Fund Services, Inc., the TEI Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the TEI Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The TEI Fund invests substantially all of its assets in the Offshore Fund, which in turn invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the TEI Fund’s proportional share of the Master Fund’s partners’ capital, through the Offshore Fund. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(e)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

(f)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the TEI Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund (through the Offshore Fund), including but not limited to, the following: all costs and expenses related to investment transactions and positions for the TEI Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the TEI Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(g)	INCOME TAXES

The TEI Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the TEI Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

For the current open tax years and for all major jurisdictions, management of the TEI Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the TEI Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the TEI Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the TEI Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2017, the TEI Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(h)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The TEI Fund records its investment in the Offshore Fund, which in turn invests substantially all of its assets in the Master Fund, at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Interests of the TEI Fund are generally available only to those investors who received Interests as in-kind repurchase proceeds for their tendered interests in one of the feeder funds to the Legacy Master Fund. Interests of the TEI Fund will generally not otherwise be offered or sold.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the TEI Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the TEI Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period.

(c)	REPURCHASE OF INTERESTS

A partner will not be eligible to have the TEI Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Interests are not redeemable nor are they exchangeable for Interests or shares of any other fund.

The Master Fund anticipates making quarterly distributions pro rata to all investors in an amount equal to the Master Fund’s excess cash (“Excess Cash”). Excess Cash is defined as the amount of cash on hand over and above the amount necessary or prudent for operational and regulatory purposes (“Required Cash”). The amount of Required Cash is determined by the Adviser with oversight by the Board. Excess Cash is generally distributed in the subsequent quarter or quarters where the aggregate of Excess Cash from such subsequent quarter(s) and prior quarters exceeds a threshold of $10 million. Intra-quarter distributions may also be made if Excess Cash exceeds a threshold of $25 million as of the forty fifth day after the end of any quarter. The Master Fund may make in-kind distributions of portfolio securities as deemed necessary.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2017, all of the investments made by the TEI Fund were in the Master Fund (through the Offshore Fund).

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the TEI Fund may invest either directly or through the Offshore Fund and Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The TEI Fund’s risk of loss in these Investment Funds is limited to the TEI Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Offshore Fund and Master Fund.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Administrator also provides the TEI Fund, the Offshore Fund and the Master Fund with compliance, transfer agency, and other investor related services at an additional cost.

The fees for TEI Fund administration are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the TEI Fund.

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the TEI Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 0.70% on an annualized basis of the Master Fund’s partners’ capital at the end of each month, payable monthly in arrears, for the six quarters following March 31, 2014, and 0.40% on an annualized basis for periods thereafter until the period ending March 31, 2024, when the Adviser will no longer receive the Investment Management Fee.

The TEI Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund and indirectly the TEI Fund as the fees reduce the capital accounts of the Master Fund’s partners.

(b)	SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the TEI Fund, the Adviser receives a servicing fee (the “Servicing Fee”) equal to 0.50% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears, for the six quarters following March 31, 2014, and 0.40% (on an annualized basis) for periods thereafter until the period ending March 31, 2024, when the Adviser will no longer receive a Servicing Fee.

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

For the six months ended June 30, 2017, $512,790 was incurred for Servicing Fees.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

(9)	FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	For the Period March 31, 2014 Through December 31, 2014[1]
Net investment income (loss) to average partners’ capital[2]	(0.45)%	(0.77)%	(0.21)%	(2.11)%
Expenses to average partners’ capital[2]	1.89%	1.83%	1.71%	3.10%
Portfolio Turnover[3]	1.42%	4.08%	8.38%	5.28%
Internal rate of return since inception[4]	(2.99)%	(2.90)%	(5.14)%	(9.73)%
Total Return[5]	2.99%	0.06%	2.61%	(2.43)%
Partners’ capital, end of period (000's)	$255,786	$266,896	$307,900	$375,736

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1	The PMF TEI Fund, L.P. commenced operations on March 31, 2014.
2

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Offshore Fund and the Master Fund. These ratios have been annualized for periods less than twelve months

3

The TEI Fund is invested exclusively in the Offshore Fund which in turn is invested solely in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period indicated.

4

The internal rate of return since inception (“IRR”) of the limited partners is net of all fees and profit allocations to the Adviser. The IRR was computed based on the actual dates of the cash inflows (capital contributions), cash outflows (cash distributions), and the ending partners’ capital as of June 30, 2017 (the residual value). The IRR reported is for the PMF TEI Fund as a whole, which includes the early liquidity discount that was specifically allocated only to those investors that did not elect the PMF TEI Fund option but instead elected to be fully redeemed for cash pursuant to the March 31, 2014 tender offer. The IRR for investors who remained invested in the PMF TEI Fund is 5.35%. The IRR reported for the Master Fund is 3.89%.

5	The total return of the TEI Fund is calculated as geometrically linked monthly returns for each month in the period. Total return is not annualized for periods less than twelve months.

(10)	SUBSEQUENT EVENTS

Management of the TEI Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2017.

PMF TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information
June 30, 2017
(Unaudited)

Directors and Officers

The TEI Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the TEI Fund who are responsible for the TEI Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Endowment PMF Master Fund, L.P., PMF Fund, L.P., and PMF TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $10,500 paid quarterly, an annual Board meeting fee of $4,000, a fee of $1,000 for each informal Board meeting, a fee of $500 for each telephonic Board meeting, annual fees of $530, $530, and $700 for membership on the Audit, Valuation and Compliance Committees, respectively paid quarterly, annual fees of $2,550, $3,400 and $2,550 for the Audit, Valuation and Compliance Committee chair positions, respectively paid quarterly, and an annual fee of $4,250 to the Lead Independent Director, paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2017.

Asset Class[1]	Fair Value	%
Energy	$151,170,326	19.52
Event-Driven	59,539,430	7.69
Private Equity	466,300,765	60.21
Real Estate	79,004,599	10.20
Relative Value	18,435,783	2.38
Total Investments	$774,450,903	100.00

1	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-Q Filings

The TEI Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The TEI Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The TEI Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PMF TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
June 30, 2017
(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the TEI Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The TEI Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the TEI Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

PMF TEI FUND, L.P.
(A Limited Partnership)

Privacy Policy (Unaudited)

The TEI Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the TEI Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the TEI Fund’s service providers, including the TEI Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the TEI Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

the

Endowment Fund

The Endowment PMF Master Fund, L.P.

Shareholder Report

June 30, 2017
(Unaudited)

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
June 30, 2017
(Unaudited)

Assets
Investments in Investment Funds, at fair value (Cost $446,761,277)	$461,988,128
Investments in affiliated Investment Funds, at fair value (Cost $348,573,745)	312,462,775
Total investments	774,450,903
Cash and cash equivalents	59,996,795
Receivable from affiliate	493,127
Receivable from investments sold	26,205
Prepaids and other assets	45,180
Total assets	835,012,210
Liabilities and Partners’ Capital
Withdrawals payable	39,500,017
Investment Management Fees payable	830,915
Offshore withholding tax payable	373,637
Administration fees payable	123,959
Accounts payable and accrued expenses	446,804
Total liabilities	41,275,332
Partners’ capital	793,736,878
Total liabilities and partners’ capital	$835,012,210

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments
June 30, 2017
(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (3.75% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		$18,700,186
Sentient Global Resources Fund IV, L.P.		11,079,115
Private Equity (24.96% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		324,930
CX Partners Fund Ltd. (1)(2)		25,122,547
Gavea Investment Fund II A, L.P.		44,928
Gavea Investment Fund III A, L.P.		1,879,528
Hillcrest Fund, L.P. (2)		1,935,083
India Asset Recovery Fund L.P.		103,884
J.C. Flowers III L.P. (1)		13,481,676
LC Fund IV, L.P. (1)(2)		20,571,718
New Horizon Capital III, L.P. (1)		18,686,216
Northstar Equity Partners III (1)		7,302,837
Orchid Asia IV, L.P. (1)		3,572,218
Reservoir Capital Partners (Cayman), L.P. (1)		6,294,681
Tiger Global Private Investment Partners IV, L.P. (1)		5,577,504
Tiger Global Private Investment Partners V, L.P. (1)		12,489,052
Tiger Global Private Investment Partners VI, L.P.		8,103,010
Trustbridge Partners II, L.P. (1)		16,306,699
Trustbridge Partners III, L.P. (1)(2)		36,376,968
Trustbridge Partners IV, L.P. (1)		19,953,481
Real Estate (1.10% of Partners’ Capital)
Forum European Realty Income III, L.P. (1)		3,782,480
Phoenix Asia Real Estate Investments II, L.P.		4,934,444
Total Cayman Islands		236,623,185
Guernsey
Private Equity (0.32% of Partners’ Capital)
Mid Europa Fund III LP (1)		2,535,460
Total Guernsey		2,535,460
United Kingdom
Private Equity (0.24% of Partners’ Capital)
Darwin Private Equity I L.P. (1)		1,865,378
Real Estate (0.26% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.		552,997
Patron Capital, L.P. II		194,475

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2017
(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United Kingdom (continued)
Real Estate (0.26% of Partners’ Capital) (continued)
Patron Capital, L.P. III		$1,345,911
Total United Kingdom		3,958,761
United States
Energy (15.28% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P. (1)		1,589,121
ArcLight Energy Partners Fund V, L.P.		4,660,116
CamCap Resources, L.P.		13,068
EnCap Energy Capital Fund VII-B LP (1)		1,238,474
EnCap Energy Infrastructure TE Feeder, L.P. (1)(2)		2,366,721
Energy & Minerals Group Fund II, L.P. (1)		16,156,109
Intervale Capital Fund, L.P.		4,203,975
Merit Energy Partners G, L.P.		13,199,433
Midstream & Resources Follow-On Fund, L.P. (1)(2)		13,571,983
NGP Energy Technology Partners II, L.P. (1)		3,071,235
NGP IX Offshore Fund, L.P. (1)		1,345,028
NGP Midstream & Resources, L.P. (1)		9,791,435
Quantum Parallel Partners V, LP (2)		49,000,000
Tenaska Power Fund II-A, L.P. (1)(2)		1,101,952
Event-Driven (7.50% of Partners’ Capital)
BDCM Partners I, L.P. (2)		16,584,974
Credit Distressed Blue Line Fund, L.P. (3)		9,588,256
Fortelus Special Situations Fund LP (2)		4,068,928
Harbinger Capital Partners Fund I, L.P. (3)		18,734,509
Harbinger Capital Partners Fund II, L.P.		1,771,367
Harbinger Capital Partners Special Situations Fund, L.P.		2,129,189
Harbinger Class L Holdings (U.S.), LLC		160,895
Harbinger Class LS Holdings (U.S.) Trust (3)	3,225	4,286,821
Harbinger Class PE Holdings (U.S.) Trust	4	2,047,124
Prospect Harbor Credit Partners LP		167,365
Private Equity (33.22% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.		2,818,163
Advent Latin American Private Equity Fund V-F L.P.		12,629,500
BDCM Opportunity Fund II, L.P. (1)		8,101,737
Capital Royalty Partners LP (1)		45,273
Catterton Growth Partners, L.P.		10,444,732
Chrysalis Ventures III, L.P.		1,543,079
Crosslink Crossover Fund IV, L.P.		346,703

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2017
(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (33.22% of Partners’ Capital) (continued)
Crosslink Crossover Fund V, L.P.		$2,172,171
Crosslink Crossover Fund VI, L.P.		19,673,439
Dace Ventures I, LP (2)		883,110
Fairhaven Capital Partners, L.P.		10,793,470
Founders Fund III, LP		21,665,554
Founders Fund IV, LP		25,030,184
Garrison Opportunity Fund II A LLC		4,380,819
Garrison Opportunity Fund LLC (1)(2)		1,449,263
HealthCor Partners Fund, L.P. (2)		7,084,945
Ithan Creek Partners, L.P.		822,183
L-R Global Partners, L.P.		342,018
MatlinPatterson Global Opportunities Partners III L.P. (1)		7,753,199
Middle East North Africa Opportunities Fund, L.P. (3)	3,969	299,723
Monomoy Capital Partners II, L.P.		7,933,322
Monomoy Capital Partners, L.P.		826,204
Pine Brook Capital Partners, L.P. (1)		11,810,592
Pinto America Growth Fund, L.P.		1,467,551
Private Equity Investment Fund IV, L.P. (2)		2,083,432
Private Equity Investment Fund V, L.P. (1)(2)		16,060,739
Saints Capital VI, L.P. (1)(2)		5,427,415
Sanderling Venture Partners VI Co-Investment Fund, L.P.		916,127
Sanderling Venture Partners VI, L.P.		819,006
Sterling Capital Partners II, L.P.		345,018
Sterling Group Partners II, L.P.		5,514
Sterling Group Partners III, L.P.		16,028,354
Strategic Value Global Opportunities Fund I-A, L.P.		1,122,581
TAEF Fund, LLC		2,295,885
Tenaya Capital V, LP		3,876,959
Tenaya Capital VI, LP		7,347,105
The Column Group, LP		13,358,085
The Raptor Private Holdings L.P.	1,114	440,829
Trivest Fund IV, L.P. (2)		9,385,299
Tuckerbrook SB Global Distressed Fund I, L.P. (2)		2,580,778
Valiant Capital Partners LP		4,409,098
VCFA Private Equity Partners IV, L.P. (1)		272,227
VCFA Venture Partners V, L.P.		1,381,169
Voyager Capital Fund III, L.P.		2,477,841
WestView Capital Partners II, L.P. (2)		12,747,255

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2017
(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Real Estate (8.56% of Partners’ Capital)
Aslan Realty Partners III, L.L.C.		$27,760
Cypress Realty VI Limited Partnership		3,986,461
Florida Real Estate Value Fund, L.P. (1)(2)		3,234,640
GTIS Brazil Real Estate Fund (Brazilian Real) LP (1)(2)		15,139,484
Lone Star Real Estate Fund II (U.S.), L.P.		1,340,972
Monsoon Infrastructure & Realty Co-Invest, L.P. (2)		12,606,428
Northwood Real Estate Co-Investors LP (1)		3,447,436
Northwood Real Estate Partners LP (1)		9,584,935
Parmenter Realty Fund IV, L.P. (1)		4,793,894
Pearlmark Mezzanine Realty Partners III, L.L.C. (1)		2,127,786
Pennybacker II, LP (1)(2)		29,904
SBC Latin America Housing US Fund, LP (2)		8,175,251
Square Mile Partners III LP (1)		3,434,157
Relative Value (2.05% of Partners’ Capital)
Eton Park Fund, L.P.		714,673
King Street Capital, L.P. (1)		728,515
Magnetar Capital Fund LP		1,219,314
Magnetar SPV LLC		16,712
OZ Asia Domestic Partners, LP (1)		802,760
PIPE Equity Partners, LLC (3)		2,717,510
PIPE Select Fund, LLC (3)		9,171,822
Stark Investments Ltd Partnership (1)		9,116
Stark Select Asset Fund, LLC		870,063
Total United States		528,725,321
Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		771,842,727	97.24%
Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Energy (0.01% of Partners’ Capital)
Ospraie Special Opportunities (Offshore) Ltd.		82,375
Private Equity (0.01% of Partners’ Capital)
Quorum Fund Ltd. (2)	8,762	75,317

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2017
(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Passive Foreign Investment Companies (continued)
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies (continued)
Relative Value (0.28% of Partners’ Capital)
CRC Credit Fund Ltd.	46,020	$2,185,297
Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		2,342,989
Total Passive Foreign Investment Companies		2,342,989	0.30%
Private Corporations
United States
Real Estate (0.03% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		121,660
Legacy Partners Realty Fund III, Inc.		143,527
Total Private Corporations		265,187	0.03%
Total Investments in Investment Funds (Cost $795,335,022)		774,450,903	97.57%
Total Investments (Cost $795,335,022)		$774,450,903	97.57%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2017 were $93,109,443. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

(1)	Income producing investment
(2)	Affiliated investments (See Note 5b)
(3)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s Capital (See Note 5b)

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Operations
Six Months Ended June 30, 2017
(Unaudited)

Investment income:
Dividend income (net of foreign tax withholding of $156,185)	$3,313,555
Interest income	728,058
Dividend income from affiliated investments	1,792,393
Total investment income	5,834,006
Expenses:
Investment Management Fees	1,671,661
Administration fees	249,306
Professional fees	214,033
Commitment fees	75,417
Custodian fees	60,000
Directors’ fees	46,197
Offshore withholding tax expense	927,448
Other expenses	189,700
Total expenses	3,433,762
Net investment income	2,400,244
Net realized and unrealized gain (loss):
Net realized gain (loss) from investments and foreign currency translations	12,652,615
Net realized gain from affiliated investments	13,359,161
Change in unrealized appreciation/depreciation	71,049
Net realized and unrealized gain (loss):	26,082,825
Net increase in partners’ capital resulting from operations	$28,483,069

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Year Ended December 31, 2016 and
Six Months Ended June 30, 2017 (Unaudited)

Partners’ capital at December 31, 2015	$994,678,830
Withdrawals	(134,223,199)
Net increase in partners’ capital resulting from operations:
Net investment income	2,061,934
Net realized gain from investments and foreign currency translations	53,540,676
Net realized gain from affiliated investments	39,303,319
Change in unrealized appreciation/depreciation	(87,114,429)
Net increase in partners’ capital resulting from operations	7,791,500
Partners’ capital at December 31, 2016	$868,247,131
Withdrawals	(102,993,322)
Net increase in partners’ capital resulting from operations:
Net investment income	2,400,244
Net realized gain from investments and foreign currency translations	12,652,615
Net realized gain from affiliated investments	13,359,161
Change in unrealized appreciation/depreciation	71,049
Net increase in partners’ capital resulting from operations	28,483,069
Partners’ capital at June 30, 2017	$793,736,878

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows
Six Months Ended June 30, 2017
(Unaudited)

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$28,483,069
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(11,239,073)
Proceeds from disposition of investments	63,264,153
Net realized gain from investments and foreign currency translations	(12,652,615)
Net realized gain from affiliated investments	(13,359,161)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(71,049)
Receivable from affiliate	(359,594)
Receivable from investments sold	2,817,498
Prepaids and other assets	(19,823)
Investment Management Fees payable	(35,127)
Offshore withholding tax payable	278,439
Administration fees payable	(7,087)
Accounts payable and accrued expenses	(80,557)
Net cash provided by operating activities	57,019,073
Cash flows from financing activities:
Withdrawals	(63,493,305)
Net cash used in financing activities	(63,493,305)
Effect of exchange rate changes in cash	(21,025)
Net change in cash and cash equivalents	(6,495,257)
Cash and cash equivalents at beginning of period	66,492,052
Cash and cash equivalents at end of period	$59,996,795
Supplemental schedule of cash activity:
Cash paid for offshore withholding taxes	553,811
Cash paid for interest	563

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
June 30, 2017
(Unaudited)

(1)	ORGANIZATION

The Endowment PMF Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on March 31, 2014. The Master Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds.

On March 31, 2014 the Master Fund received in an in-kind transfer a portfolio of investment funds including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”) from Salient Private Access Master Fund, L.P. (formerly The Endowment Master Fund, L.P., the “Legacy Master Fund”), in exchange for limited partnership interests (the “Interests”) of the Master Fund.

The Master Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations. The Master Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b)	CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/ depreciation is included in the Statement of Operations.

Dividend income is recorded on the ex-dividend date. Other investment fund distributions are recorded based on the detail provided with the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d)	INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of June 30, 2017.

Investments held by the Master Fund are valued as follows:

●

INVESTMENT FUNDS—Investments in Investment Funds that do not have a readily determinable fair value are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

●

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange and in other investment companies that have a readily determinable fair value are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

●

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

(e)	FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not segregate the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations reported in the accompanying Statement of Operations and Statement of Changes in Partners’ Capital.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

(f)	CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RICs that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RIC’s, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of June 30, 2017, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(g)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(h)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(i)	INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund may serve as withholding agent for its offshore feeder funds.

For the current open tax years and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

For the current open tax years, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(j)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

●

Level 1—unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2—investments with other significant observable inputs

●	Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models. As of June 30, 2017, the Master Fund does not hold any investments that have to be included in the Level 3 fair value hierarchy.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of June 30, 2017, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy(a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$ 151,170	$ 16,078	up to 10 years	N/A	N/A	Up to15 years
Event-Driven(b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	59,539	N/A	N/A	Quarterly	45-90	Up to 5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Private Equity(c)	Investments in nonpublic companies.	466,301	58,425	up to 10 years	N/A	N/A	Up to 10 years
Real Estate(d)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	79,005	18,606	up to 10 years	N/A	N/A	Up to 10 years

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Relative Value(e)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	$ 18,436	N/A	N/A	Quarterly	30-120	Up to 5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$ 774,451	$ 93,109

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(d)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(e)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

The following is a summary of the fair value as percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as of June 30, 2017:

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Redemption Frequency	Redemption Restrictions and Terms
Quantum Parallel Partners V, L.P.	5.87%	Quantum Parallel Partners V, L.P. makes private investments in energy companies focused on exploration and production activities in the United States and Canada.	N/A	N/A

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Interests of the Master Fund are generally available only to those investors who received Interests as in-kind repurchase proceeds for their tendered interests in one of the feeder funds to the Legacy Master Fund. Interests of the Master Fund will generally not otherwise be offered or sold.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period.

(c)	REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Interests are not redeemable nor are they exchangeable for Interests or shares of any other fund.

The Master Fund anticipates making quarterly distributions pro rata to all investors in an amount equal to the Master Fund’s excess cash (“Excess Cash”). Excess Cash is defined as the amount of cash on hand over and above the amount necessary or prudent for operational and regulatory purposes (“Required Cash”). The amount of Required Cash is determined by the Adviser with oversight by the Board. Excess Cash is generally distributed in the subsequent quarter or quarters where the aggregate of Excess Cash from such subsequent quarter(s) and prior quarters exceeds a threshold of $10 million. Intra-quarter distributions may also be made if Excess Cash exceeds a threshold of $25 million as of the forty fifth day after the end of any quarter. The Master Fund may make in-kind distributions of portfolio securities as deemed necessary.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

(a)	INVESTMENT ACTIVITY

As of June 30, 2017 the Master Fund held investments in Investment Funds and securities. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees. In addition, many Investment Funds also provide for performance incentive fees/ allocations of an Investment Fund’s net profits. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the six months ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $11,239,073 and $30,273,882 respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost as of June 30, 2017, was $795,335,022, resulting in accumulated net unrealized depreciation of $20,884,119 consisting of $195,601,881 in gross unrealized appreciation and $216,486,000 in gross unrealized depreciation.

(b)	AFFILIATED INVESTMENT FUNDS

At June 30, 2017, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including activity during the six months ended June 30, 2017) is shown below:

Investment Funds	Shares 12/31/2016	Shares 6/30/17	Beginning Fair Value 12/31/2016	Cost of Purchases	Sales Proceeds*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Ending Fair Value 6/30/2017	Interest/Dividend Income
BDCM Partners I, L.P.			$17,903,003	$—	$(2,450,482)	$—	$1,132,453	$16,584,974	$—
Credit Distressed Blue Line Fund, L.P.			9,882,381	—	—	—	(294,125)	9,588,256	—
CX Partners Fund Ltd.			23,709,033	126,096	(1,635,317)	169,458	2,753,277	25,122,547	42,015
Dace Ventures I, LP			971,799	62,381	(143,708)	1,516	(8,878)	883,110	—
EnCap Energy Infrastructure TE Feeder, L.P.			2,353,199	—	—	—	13,522	2,366,721	—
Florida Real Estate Value Fund, L.P.			2,165,283	—	(133,912)	—	1,203,269	3,234,640	—
Fortelus Special Situations Fund LP			4,122,288	—	—	—	(53,360)	4,068,928	—
Garrison Opportunity Fund LLC			1,882,586	—	(477,338)	477,338	(433,323)	1,449,263	—
GTIS Brazil Real Estate Fund (Brazilian Real) LP			14,304,639	267,270	(166,006)	—	733,581	15,139,484	—
Harbinger Capital Partners Fund I, L.P.			18,669,083	—	—	—	65,426	18,734,509	—
Harbinger Class LS Holdings (U.S.) Trust	3,225	3,225	5,630,027	—	—	—	(1,343,206)	4,286,821	—
HealthCor Partners Fund, L.P.			6,987,237	27,290	—	—	70,418	7,084,945	—
Hillcrest Fund, L.P.			3,049,084	—	(1,781,968)	594,970	72,998	1,935,083	—
LC Fund IV, L.P.			24,353,133	216,915	(3,202,756)	2,321,362	(3,116,937)	20,571,718	178,631
Middle East North Africa Opportunities Fund, L.P.	3,969	3,969	306,111	—	—	—	(6,388)	299,723	—
Midstream & Resources Follow-On Fund, L.P.			15,523,646	31,083	(2,543,109)	1,876,861	(1,316,498)	13,571,983	157,810

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

Investment Funds	Shares 12/31/2016	Shares 6/30/17	Beginning Fair Value 12/31/2016	Cost of Purchases	Sales Proceeds*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Ending Fair Value 6/30/2017	Interest/Dividend Income
Monsoon Infrastructure & Realty Co-Invest, L.P.			$13,178,111	$—	$—	$—	$(571,683)	12,606,428	$—
Pennybacker II, LP			714,627	44,428	(1,140,827)	1,140,827	(729,151)	29,904	—
PIPE Equity Partners, LLC			3,655,732	—	—	—	(938,222)	2,717,510	—
PIPE Select Fund, LLC			13,506,016	—	—	—	(4,334,194)	9,171,822	—
Private Equity Investment Fund IV, L.P.			2,249,340	—	(59,447)	24,373	(130,834)	2,083,432	—
Private Equity Investment Fund V, L.P.**			17,977,979	—	(2,052,041)	287,286	(152,485)	16,060,739	—
Quantum Parallel Partners V, LP			46,950,000	—	—	—	2,050,000	49,000,000	—
Quorum Fund Ltd.	8,762	8,762	182,908	—	—	—	(107,591)	75,317	—
Saints Capital VI, L.P.			5,937,403	45,532	(306,355)	207,650	(456,815)	5,427,415	652
SBC Latin America Housing US Fund, LP			7,742,677	21,124	(77,736)	—	489,186	8,175,251	—
Tenaska Power Fund II-A, L.P.			1,474,633	5,723	(272,266)	173,901	(280,039)	1,101,952	—
Trivest Fund IV, L.P.			11,307,017	—	(5,922,165)	5,276,245	(1,275,798)	9,385,299	—
Trustbridge Partners III, L.P.			32,927,115	501,419	(730,859)	352,174	3,327,119	36,376,968	1,413,937
Tuckerbrook SB Global Distressed Fund I, L.P.			2,940,198	—	(316,858)	—	(42,562)	2,580,778	—
Westview Capital Partners II, L.P.			11,627,060	—	(455,200)	455,200	1,120,195	12,747,255	—
			$324,183,348	$1,349,261	$(23,868,349)	$13,359,161	$(2,560,646)	$312,462,775	$1,793,045

*	Sales include return of capital
**	Voting rights have been waived for this investment.

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off- balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Administrator also provides compliance, transfer agency, and other investor related services at an additional cost. The total administration fees incurred for the six months ended June 30, 2017, was $249,306.

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 0.70% on an annualized basis of the Master Fund’s partners’ capital at the end of each month, payable monthly in arrears, for the six quarters following March 31, 2014, and 0.40% on an annualized basis for periods thereafter until the period ending March 31, 2024, when the Adviser will no longer receive the Investment Management Fee.

The Master Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended June 30, 2017, $1,671,661 as incurred for Investment Management Fees.

(b)	EXPENSE LIMITATION AGREEMENT

Through an expense limitation agreement (the “Expense Limitation Agreement”), the Adviser contractually agreed to limit total annualized expenses of the Master Fund, for the period April 1, 2014 through January 31, 2016, to the amount of 1.25%, exclusive of fees and expenses of underlying investment funds, borrowing and other investment-related costs and fees, taxes, litigation and other extraordinary expenses not incurred in the ordinary course of the Master Fund’s business.

Under the Expense Limitation Agreement, the Adviser is permitted to recover in later periods expenses it has borne to the extent that the Master Fund’s expenses fall below the rate in effect at the time of the waiver. The Master Fund, however, is not obligated to pay any such amounts beyond three years after the end of the fiscal year in which the Adviser reimbursed such expense. Any such recoupment by the Adviser shall not cause the Master Fund to exceed the annual expense limitation rate that was in effect at the time of such waiver or reimbursement. For the six months ended June 30, 2017, no such expense waiver has been incurred by the Master Fund.

(9)	CREDIT FACILITY

The Master Fund entered into a line of credit agreement (the “Credit Agreement”) with Credit Suisse AG on November 4, 2016. The terms of the Credit Agreement provide a $20,000,000 credit facility. Borrowings under the Credit Agreement are secured by the Master Fund’s investments. The Credit Agreement provides for a commitment fee of 0.75% per annum plus interest accruing on any borrowed amounts at the three month London Interbank Offered Rate (LIBOR) plus a spread of 2.25% per annum during the commitment period and 3.00% per annum during the wind down period as defined in the Credit Agreement. There were no borrowings during the six months ended June

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

30, 2017. The Credit Agreement expires on August 25, 2017. Prior to November 4, 2016, the Master Fund had a line of credit agreement (the “Prior Credit Agreement”) with Credit Suisse AG that provided a $50,000,000 credit facility with a commitment fee of 0.50% per annum plus interest accruing on any borrowed amounts at the three month London Interbank Offered Rate (LIBOR) plus a spread of 2.5% per annum during the commitment period and 3.00% per annum during the wind down period as defined in the Prior Credit Agreement.

(10)	FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	For the Period March 31, 2014 Through December 31, 2014[1]
Net investment income (loss) to average partners’ capital[2]	0.59%	0.23%	0.58%	(1.04)%
Expenses to average partners’ capital[2,3]	0.85%	0.83%	0.90%	2.11%
Portfolio Turnover[4]	1.42%	4.08%	8.38%	5.28%
Internal rate of return since inception[5]	3.89%	4.72%	5.05%	8.89%
Total Return[4,6]	3.51%	1.05%	3.40%	6.17%
Partners’ capital, end of period (000's)	$793,737	$868,247	$994,679	$1,208,928

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1	The Endowment PMF Master Fund, L.P. commenced operations on March 31, 2014.
2

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. These ratios have been annualized for periods less than twelve months.

3

Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds. Expenses include U.S. offshore withholding tax, which is only allocable to investors investing through the offshore feeder funds.

4	Not annualized for periods less than twelve months.
5

The internal rate of return since inception (“IRR”) of the limited partners is net of all fees and profit allocations to the Adviser. The IRR reported is for the Master Fund as a whole. The IRR was computed based on the actual dates of the cash inflows (capital contributions), cash outflows (cash distributions) and the ending partners’ capital as of June 30, 2017 (the residual value).

6	The total return of the Master Fund is calculated as geometrically linked monthly returns for each month in the period.

(11)	SUBSEQUENT EVENTS

Management of the Master Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2017.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information
June 30, 2017
(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Endowment PMF Master Fund, L.P., PMF Fund, L.P., and PMF TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $10,500 paid quarterly, an annual Board meeting fee of $4,000, a fee of $850 for each informal Board meeting, a fee of $425 for each telephonic Board meeting, annual fees of $530, $530 and $700 for membership on the Audit, Valuation and Compliance Committees, respectively paid quarterly, annual fees of $2,550, $3,400 and $2,550 for the Audit, Valuation and Compliance Committee chair positions, respectively paid quarterly, and an annual fee of $4,250 to the Lead Independent Director, paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2017.

Asset Class[1]	Fair Value	%
Energy	$151,170,326	19.52
Event-Driven	59,539,430	7.69
Private Equity	466,300,765	60.21
Real Estate	79,004,599	10.20
Relative Value	18,435,783	2.38
Total Investments	$774,450,903	100.00

1	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information
June 30, 2017
(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy (Unaudited)

The Master Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the Master Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Master Fund’s service providers, including the Master Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the Master Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

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Investment Adviser
Endowment Advisers, L.P.

Administrator and Transfer Agent
UMB Fund Services, Inc.

Custodian
Citibank, N.A.

Independent Registered Public Accounting Firm
KPMG LLP

Legal Counsel
K&L Gates LLP

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(a)(4) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PMF TEI Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	August 29, 2017

By (Signature and Title)	/s/ John E. Price
John E. Price
Interim Principal Financial Officer

Date:	August 29, 2017